Property, plant and equipment (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₨ 62,169
Less: Impairment of Capital-work-in-progress	[1]			₨ (89)
Add: Impairment reversal of Capital-work-in-progress	[1],[2]	12
Ending Balance		66,462	$ 809	62,169
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		128,593		117,891
Additions		16,673		12,337
Assets acquired through business combinations	[3]			2
Disposals		(4,434)		(2,017)
Effect of changes in foreign exchange rates		1,481		380
Ending Balance		142,313		128,593
Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		79,729		70,558
Depreciation for the year		8,615		8,152
Impairment	[4]	44		2,570
Disposals		(3,685)		(1,734)
Effect of changes in foreign exchange rates		1,104		183
Ending Balance		85,807		79,729
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		48,864		47,333
Ending Balance		56,506		48,864
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance				13,394
Ending Balance		9,944
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,233		4,228
Additions		11		0
Assets acquired through business combinations	[3]			0
Disposals		0		0
Effect of changes in foreign exchange rates		74		5
Ending Balance		4,318		4,233
Land [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		64
Depreciation for the year		0		0
Impairment	[4]	0		64
Disposals		0		0
Effect of changes in foreign exchange rates		4		0
Ending Balance		68		64
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,169		4,228
Ending Balance		4,250		4,169
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		28,422		27,520
Additions		1,852		1,037
Assets acquired through business combinations	[3]			1
Disposals		(844)		(221)
Effect of changes in foreign exchange rates		294		85
Ending Balance		29,724		28,422
Buildings [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		12,282		9,790
Depreciation for the year		1,726		1,718
Impairment	[4]	0		872
Disposals		(526)		(118)
Effect of changes in foreign exchange rates		211		20
Ending Balance		13,693		12,282
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		16,140		17,730
Ending Balance		16,031		16,140
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		87,669		78,634
Additions		12,952		9,941
Assets acquired through business combinations	[3]			0
Disposals		(3,002)		(1,219)
Effect of changes in foreign exchange rates		1,024		313
Ending Balance		98,643		87,669
Plant and equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		60,916		54,661
Depreciation for the year		5,888		5,554
Impairment	[4]	40		1,626
Disposals		(2,644)		(1,092)
Effect of changes in foreign exchange rates		806		167
Ending Balance		65,006		60,916
Plant and equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		26,753		23,973
Ending Balance		33,637		26,753
Furniture, fixtures and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,814		6,252
Additions		1,196		738
Assets acquired through business combinations	[3]			1
Disposals		(428)		(186)
Effect of changes in foreign exchange rates		70		9
Ending Balance		7,652		6,814
Furniture, fixtures and office equipment [member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		5,707		5,303
Depreciation for the year		675		572
Impairment	[4]	4		7
Disposals		(398)		(182)
Effect of changes in foreign exchange rates		56		7
Ending Balance		6,044		5,707
Furniture, fixtures and office equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,107		949
Ending Balance		1,608		1,107
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,455		1,257
Additions		662		621
Assets acquired through business combinations	[3]			0
Disposals		(160)		(391)
Effect of changes in foreign exchange rates		19		(32)
Ending Balance		1,976		1,455
Vehicles [Member] | Accumulated Depreciation/Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		760		804
Depreciation for the year		326		308
Impairment	[4]	0		1
Disposals		(117)		(342)
Effect of changes in foreign exchange rates		27		(11)
Ending Balance		996		760
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		695		453
Ending Balance		₨ 980		₨ 695

[1]	During the year ended March 31, 2022, there was a significant decline in the expected cash flows of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC (Shreveport Cash Generating Unit (“CGU”)). Consequently, the Company tested the carrying amount of the CGU, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. This resulted in the recoverable amount of the CGU being lower than its carrying amount. Accordingly, the Company recognized an impairment loss of the entire carrying value of Rs.2,570 for property, plant and equipment, Rs.89 for capital-work-in-progress and Rs.392 for goodwill. This impairment loss pertains to the Company’s Global Generics segment. In Addition, a further impairment loss of Rs.44 representing the additions made to property, plant and equipment during the year ended March 31, 2023 has been recognized as the recoverable amount continues to be lower than the carrying value. This impairment loss pertains to the company’s Global Generics Segment
[2]	Reversal of impairment on capitalization of assets for the Shreveport CGU.
[3]	Refer to Note 6 of these consolidated financial statements for further details.
[4]	Reversal of impairment on capitalization of assets.